UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

11330 Olive Blvd., Ste. 230, St. Louis, MO	63141

(Address of principal executive offices)	(Zip code)

Mutual Shareholder Services

8000 Towne Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code:   314-725-6161

Date of fiscal year end:  08/31

Date of reporting period:	11/30/2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Sparrow Growth Fund
	Schedule of Investments
	November 30, 2009 (Unaudited)

Shares		Value

COMMON STOCKS - 90.59%

Aerospace/Defense Products & Services - 0.81%
3,000	BE Aerospace, Inc. *	$ 57,810

Aircraft Engines & Engine Parts - 4.37%
4,660	United Technologies	313,338

Aluminum - 1.88%
10,800	Alcoa, Inc.	135,216

Asset Management - 5.01%
11,920	Eaton Vance Corp.	359,269

Beverages - 2.87
3,600	Coca-Cola Co.	205,920

Cigarettes - 4.17%
10,300	Altria Group, Inc.	193,743
2,200	Philip Morris International, Inc.	105,798
		299,541
Credit Services - 2.43%
11,800	Ezcorp, Inc. Class-A *	174,286

Crude Petroleum & Natural Gas - 10.88%
5,600	Occidental Pete Corp.	452,424
6,400	Petroleo Brasileiro ADR *	328,192
		780,616
Drilling Oil & Gas Wells - 1.47%
2,800	Atwood Oceanics, Inc. *	105,504

Electronic Computers - 1.26%
6,400	Dell, Inc. *	90,368

Electronic Equipment - 1.29%
1,600	Research in Motion Ltd. *	92,624

General Building Materials - 0.70%
2,600	Drew Industries, Inc. *	50,310

Industrial Metals & Minerals - 0.87%
3,000	Arch Coal, Inc.	62,580

Life Insurance - 3.24%
6,800	MetLife, Inc.	232,492

Metal Mining - 3.99%
3,800	BHP Billiton Ltd. Sponsored ADR	286,140

Metalworking Machinery & Equipment - 2.62%
5,600	Makita Corp. ADR *	187,936

National Commercial Banks - 2.64%
4,450	JP Morgan & Chase & Co.	189,081

Operative Builders - 2.94%
7,100	MDC Holdings, Inc.	210,799

Railroads, Line-Haul Operating - 3.47%
800	Genesee & Wyoming, Inc. Class-A *	248,960

Recreational Vehicles - 1.64%
2,700	Polaris Industries, Inc.	117,801

Resorts & Casinos - 5.19%
35,200	MGM Mirage *	372,064

Restaurants - 3.40%
1,100	Chipotle Mexican Grill, Inc. *	91,795
2,400	McDonald's Corp.	151,800
		243,595
Semiconductor-Broad Line - 1.83%
5,200	Texas Instruments, Inc.	131,508

Steel Works, Blast Furnaces - 3.87%
6,220	United States Steel Corp.	277,785

Telecomm Services - 2.63%
7,000	AT&T, Inc.	188,580

Telephones & Communications Equipment - 1.50%
2,300	China Mobile Limited ADR	107,801

Textile-Apparel Footwear & Accessories - 1.60%
3,300	Coach, Inc.	114,675

Trucking - 3.12%
6,000	Landstar Systems, Inc.	223,920

Wholesale-Beer & Wine - 3.19%
8,200	Central European Distribution Corp. *	228,616

Wholesale-Groceries & Related Products 1.78%
6,400	Wimm-Bill-Dann Foods ADR *	127,360

Wholesale-Electrical Apparatus - 3.95%
6,550	Anixer International, Inc. *	283,091

TOTAL FOR COMMON STOCKS (Cost $6,376,452) - 90.59%		$ 6,499,586

PREFERRED STOCKS - 4.25%
12,750	Chesapeake Energy Corp. Preferred Class-D	304,980

TOTAL FOR PREFERRED STOCKS (Cost $306,096) - 4.25%		$ 304,980

SHORT TERM INVESTMENTS - 5.10%
8,290	Fidelity Governmental Fund 57 - 0.09% **	8,290
357,645	First American Government Obligation Fund Class Y - 0.00%**	357,645

TOTAL FOR SHORT TERM INVESTMENTS (Cost $365,935) - 5.10%		$ 365,935

TOTAL INVESTMENTS (Cost $7,048,483) - 99.94%		$ 7,170,501

OTHER ASSETS LESS LIABILITIES - 0.06%		4,593

NET ASSETS - 100.00%		$ 7,175,094

ADR - American Depositary Receipt.
* Non-income producing security during the period
**Variable rate security: the coupon rate shown represents the yield at November 30, 2009.

NOTES TO FINANCIAL STATEMENTS
Sparrow Growth Fund
1. SECURITY TRANSACTIONS
At November 30, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $7,048,483 amounted to $122,018, which consisted of aggregate gross unrealized appreciation of $886,635 and aggregate gross unrealized depreciation of $764,617.

2. SECURITY VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$6,499,586	$0	$0	$6,499,586
Preferred Stocks	$304,980	$0	$0	$304,980
Cash Equivalents	$365,935	$0	$0	$365,935
Total	$7,170,501	$0	$0	$7,170,501

Item 2. Controls and Procedures.

(a)       EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)       CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Sparrow Funds

By:    *Gerald Sparrow

          Gerald Sparrow, President

Date	1/28/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    *Gerald Sparrow

          Gerald Sparrow, President and Treasurer

Date	1/28/2010